Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Nov. 07, 2017
Document Effective Date	Nov. 15, 2017
Prospectus Date	Nov. 20, 2017
Innovator IBD(R) 50 ETF | Innovator IBD(R) 50 ETF
Prospectus:
Trading Symbol	FFTY